Digital Assets	12 Months Ended
Dec. 31, 2021
Digital Assets [Abstract]
DIGITAL ASSETS

3. DIGITAL ASSETS

Digital asset holdings were comprised of the following:

	December 31, 2021	December 31, 2020

BTC	$35,025,158	$6,237,917
USDC	15,829,464	56,005
ETH	257,524	-
Total	$51,112,146	$6,293,922

Additional information about bitcoin and ETH

For the years ended December 31, 2021 and 2020, the Company generated bitcoins primarily through provision of mining services. The following table presents additional information about bitcoins for the years ended December 31, 2021 and 2020, respectively:

	December 31, 2021	December 31, 2020

Opening balance	$6,237,917	$-
Receipt of bitcoins from mining services	96,078,570	21,065,113
Receipt of bitcoins from investment of WBTC	109,627	-
Sales of bitcoins in exchange of cash	(5,706,790)	(15,534,982)
Payment of BTC as deposits on property and equipment	(13,226,077)	-
Payment of BTC for utility charges in mining facilities	(24,335,680)	-
Payment of BTC for other expenses	(735,863)	-
Exchange of BTC into USDT and USDC	(22,247,212)	-
Collection of bitcoins from a third party (Note 4)	97,771	(97,771)
Realized gain on sale of digital assets	7,738,557	805,557
Impairment of bitcoins	(8,985,662)	-
Ending balance	$35,025,158	$6,237,917

For the years ended December 31, 2021, the Company purchased 101 ETH at an aggregate cost of $289,668, of which 96 ETH were staked with an unaffiliated third party in June 2021. The Company won't be able to withdraw the stake until later next year. For the year ended December 31, 2021, the Company received 5.9 ETH from such stake, and the Company recognized the gain of 5.9 ETH as investment income in the account of “other income”.

For the year ended December 31, 2021, the Company recognized impairment of $8,985,662 against bitcoins and $59,345 against ETH, respectively.

Additional information about USDT and USDC

The following table presents additional information about USDT for the years ended December 31, 2021 and 2020, respectively:

	For the Years Ended December 31,
	2021	2020

Opening balance	$-	$-
Addition from exchange of BTC	20,251,577	-
Refund of deposit on property and equipment	10,810,130	-
Collection from sales of miners	9,441,561	-
Purchases of miners	(21,103,910)	-
Exchange of USDT into USDC	(16,026,788)
Payment of services	(2,300,376)	-
Payment of deposits to service providers	(782,526)	-
Purchases of ETH	(289,668)	-
Ending balance	$-	$-

The following table presents additional information about USDC for the years ended December 31, 2021 and 2020, respectively:

	For the Years Ended December 31,
	2021	2020

Opening balance	$56,005	$-
Exchange of USDT into USDC	16,005,622	-
Addition from exchange of BTC	1,995,635	-
Collection from private placement	1,179,368	-
Refund of deposit on property and equipment	234,371	-
Exchange of cash into USDC	200,000	-
Collection from borrowings from a related party	-	329,722
Payment of services	(1,615,922)	(273,717)
Investment in an investment security	(1,000,000)	-
Purchases of miners	(895,893)	-
Repayment of borrowings from a related party (Note 12)	(329,722)	-
Ending balance	$15,829,464	$56,005